Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows (used in)/from operating activities:
Amortization of right-of-use operating lease assets		$ 5.1	$ 5.2	$ 10.1	$ 12.0	$ 11.8
Interest on operating lease liability				(5.4)	(5.5)
Change in right of lease assets				(6.7)	0.4	12.9
Change in operating lease liabilities				(15.5)	(17.5)	(17.3)
Net cash (used in)/from operating activities		264.6	104.8	(55.0)	524.7	(672.7)
Cash flows (used in)/from investing activities:
Proceeds/(purchases) of short term investments		(15.0)	0.0	(7.0)	(26.8)	(58.3)
Payments for acquisitions and investments, net of cash acquired		(0.4)		(2.0)	(3.2)
(Purchases) of other investments		(3.0)	(46.6)	(62.5)	(20.0)	0.0
Net cash (used in)/from investing activities		(124.5)	(92.9)	(196.5)	(950.3)	1,151.2
Cash flows used in/from financing activities:
Net cash (used in)/from financing activities		(42.2)	(42.2)	(84.6)	0.5	223.5
Cash and cash equivalents at beginning of period		959.2	1,314.1	1,314.1
Cash and cash equivalents at end of period (1)		1,061.5		959.2	1,314.1
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect		102.3	(49.2)	(354.9)	(433.2)	716.8
Proceeds from sales and maturities of fixed income securities — Trading		283.9	134.8	293.6	548.2	554.4
Parent Company
Cash flows (used in)/from operating activities:
Net income (excluding equity in net earnings of subsidiaries)				36.9	120.3	52.0
Realized and unrealized losses/(gains)				19.7	(6.7)	1.5
(Gain)/loss on derivative contracts				(15.4)	6.2	(0.3)
Amortization of right-of-use operating lease assets				0.5	0.5	0.4
Interest on operating lease liability				0.1	0.1	(0.4)
Change in other assets				2.1	(1.6)	0.5
Change in right of lease assets				0.0	(2.0)	0.0
Change in accrued expenses and other payables				(3.2)	1.4	15.9
Change in intercompany activities				41.1	35.0	41.6
Change in operating lease liabilities				(0.6)	1.5	0.0
Net cash (used in)/from operating activities				81.2	154.7	111.2
Cash flows (used in)/from investing activities:
(Purchases) of fixed income securities				(10.0)	(42.6)	75.6
Investment in subsidiaries				5.0	(115.0)	(87.3)
Net cash (used in)/from investing activities				2.8	(157.6)	(11.7)
Cash flows used in/from financing activities:
Net cash (used in)/from financing activities				(84.6)	(44.5)	(44.5)
Cash and cash equivalents at beginning of period		44.4	$ 45.0	45.0	92.4	37.4
Cash and cash equivalents at end of period (1)				44.4	45.0	92.4
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect				(0.6)	(47.4)	55.0
Proceeds from sales and maturities of fixed income securities — Trading				7.8	0.0	$ 0.0
MVI
Cash flows (used in)/from investing activities:
Payments for acquisitions and investments, net of cash acquired	$ (0.8)	$ 0.0		$ (0.4)	$ (0.4)